UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: September 30, 2004

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.):  [X] is a restatement.
                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     M.A. Greenwood & Associates, Inc.
Address:  Post Office Box 4278
       Fayetteville, Arkansas 72702

13f File Number:  28-4585

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:     Mary Ann Greenwood
Title:    President
Phone:    479-521-5353

Signature, Place, and Date of Signature:
Mary Ann Greenwood, Fayetteville, Arkansas, December 16, 2005
Report Type (check only one.):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT

List of Other Mangers Reporting for this Manager:

None.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Manager:  0
Form 13F Information Table Entry Total: 51
Form 13F Information Table Value Total:  $134676

List of Other Included managers:  None.


                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABN AMRO ADR                   COM              000937102     2392   105113 SH       SOLE                   101163              3950
Abercrombie & Fitch            COM              002896207     2140    67930 SH       SOLE                    65380              2550
American Express               COM              025816109     4230    82208 SH       SOLE                    78388              3820
AmerisourceBergen              COM              03073e105     2134    39725 SH       SOLE                    38065              1660
Bank of America                COM              060505104     2846    65688 SH       SOLE                    61658              4030
Boeing Company                 COM              097023105     3152    61054 SH       SOLE                    58299              2755
Bristol Myers Squibb           COM              110122108      202     8537 SH       SOLE                     7787               750
Cendant Corp                   COM              151313103     3763   174190 SH       SOLE                   166340              7850
ChevronTexaco                  COM              166764100     4151    77384 SH       SOLE                    73884              3500
Cisco Systems                  COM              17275R102     2292   126622 SH       SOLE                   122002              4620
Citigroup Inc                  COM              172967101     3750    85006 SH       SOLE                    81617              3389
Coca-Cola                      COM              191216100     1924    48040 SH       SOLE                    45745              2295
Computer Sciences              COM              205363104     3009    63885 SH       SOLE                    61340              2545
Coors Cl.B                     COM              217016104     2485    36590 SH       SOLE                    35090              1500
Darden Restaurants             COM              237194105     2908   124695 SH       SOLE                   119670              5025
Disney, (Walt) Co              COM              254687106     2752   122020 SH       SOLE                   116220              5800
DuPont deNemours               COM              263534109     2259    52777 SH       SOLE                    50787              1990
Exult Inc.                     COM              302284104      505    95950 SH       SOLE                    93050              2900
Exxon Mobil Corp               COM              30231G102     5011   103676 SH       SOLE                    98736              4940
Fresh Del Monte                COM              g36738105     2709   108740 SH       SOLE                   104515              4225
General Electric               COM              369604103     5293   157635 SH       SOLE                   150556              7079
General Motors                 COM              370442105      595    13995 SH       SOLE                    12920              1075
Hewlett-Packard                COM              428236103      497    26521 SH       SOLE                    24421              2100
Hillenbrand Inds               COM              431573104     2291    45340 SH       SOLE                    43395              1945
Home Depot                     COM              437076102     4142   105652 SH       SOLE                   101517              4135
Honeywell Inc.                 COM              438516106     3161    88150 SH       SOLE                    84150              4000
Int'l Business Mach            COM              459200101     3098    36138 SH       SOLE                    34658              1480
Intel Corp                     COM              458140100     3026   150827 SH       SOLE                   143992              6835
International Paper            COM              460146103     1311    32431 SH       SOLE                    30281              2150
J.B. Hunt                      COM              445658107      558    15012 SH       SOLE                    15012
JP Morgan Chase                COM              46625H100     3830    96398 SH       SOLE                    92448              3950
Johnson & Johnson              COM              478160104     3607    64040 SH       SOLE                    61220              2820
Matsushita Elec ADR            COM              576879209      300    22367 SH       SOLE                    20317              2050
McDonalds Corp                 COM              580135101     3098   110542 SH       SOLE                   106202              4340
Microsoft Corp                 COM              594918104     2599    94001 SH       SOLE                    90291              3710
Nokia ADS                      COM              654902204     2142   156135 SH       SOLE                   150995              5140
Novartis AG ADR                COM              66987V109     1447    30995 SH       SOLE                    28665              2330
Pfizer Inc                     COM              717081103     3850   125822 SH       SOLE                   121487              4335
Procter & Gamble               COM              742718109     2840    52471 SH       SOLE                    49741              2730
RF Micro Devices               COM              749941100      498    78490 SH       SOLE                    75890              2600
Royal Dutch Pet ADR            COM              780257804     3443    66730 SH       SOLE                    63950              2780
Royal Phil Elec ADR            COM              500472303     3005   131180 SH       SOLE                   125861              5319
SAP AG ADR                     COM              803054204      572    14675 SH       SOLE                    13975               700
Sony Corp ADR                  COM              835699307     1587    46152 SH       SOLE                    43957              2195
Time Warner Inc                COM              887317105     1663   103044 SH       SOLE                    98824              4220
Tyco International             COM              902124106     4154   135470 SH       SOLE                   129890              5580
Tyson Foods Cl A               COM              902494103     1276    79658 SH       SOLE                    77978              1680
Unilever ADR                   COM              904784709     1184    20490 SH       SOLE                    19570               920
United Technologies            COM              913017109     5140    55049 SH       SOLE                    52479              2570
Wal-Mart Stores                COM              931142103     7201   135359 SH       SOLE                   130734              4625
Washington Mutual              COM              939322103     2655    67940 SH       SOLE                    64870              3070